Notes and Convertible Notes Payable - Schedule of Amortization of Debt Discount and Repayments (Details) - Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Amortization of debt discount	$ 248,432	$ 200,411
Repayments of notes payable	$ 584,135	941,660
08/08/23 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Jun. 30, 2024
Principal Amount	$ 162,131
Amortization of debt discount		13,098
Repayments of notes payable		97,279
11/03/23 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Sep. 03, 2024
Principal Amount	$ 378,000
Amortization of debt discount		49,400
Repayments of notes payable		302,400
12/12/23 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Oct. 15, 2024
Principal Amount	$ 162,131
Amortization of debt discount		34,840
Repayments of notes payable		162,131
12/13/23 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Sep. 03, 2024
Principal Amount	$ 189,000
Amortization of debt discount		61,518
Repayments of notes payable		189,000
04/24/24 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Feb. 28, 2025
Principal Amount	$ 180,320
Amortization of debt discount	8,772	36,548
Repayments of notes payable	$ 36,064	144,256
08/01/24 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Jul. 31, 2026
Principal Amount	$ 223,649
Amortization of debt discount	12,022	5,007
Repayments of notes payable	$ 102,506	46,594
01/16/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Nov. 15, 2025
Principal Amount	$ 168,728
Amortization of debt discount	83,643
Repayments of notes payable	$ 168,728
01/24/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Nov. 30, 2025
Principal Amount	$ 112,746
Amortization of debt discount	48,074
Repayments of notes payable	$ 112,746
02/14/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Dec. 15, 2025
Principal Amount	$ 136,528
Amortization of debt discount	43,302
Repayments of notes payable	$ 136,528
07/29/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	May 30, 2026
Principal Amount	$ 176,061
Amortization of debt discount	31,516
Repayments of notes payable
10/03/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Aug. 15, 2026
Principal Amount	$ 137,816
Amortization of debt discount	12,864
Repayments of notes payable	$ 27,563
11/10/25 [Member]
Schedule of Amortization of Debt Discount and Repayments [Line Items]
Maturity Date	Aug. 30, 2026
Principal Amount	$ 137,816
Amortization of debt discount	8,239
Repayments of notes payable